S000003468 [Member] Performance Management - Sit Minnesota Tax-Free Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]
The following tables provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
The table below compares the Fund’s performance over different time periods to that of a broad-based securities market index and a more narrowly-based index that reflects the market sectors in which the Fund invests (each, an “Index”). The table includes returns both before and after taxes. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Each Index is an unmanaged index, has no expenses, and it is not possible to invest directly in an index. Updated performance information is available at www.sitfunds.com or by calling 800‑332‑5580.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.The table below compares the Fund’s performance over different time periods to that of a broad-based securities market index and a more narrowly-based index that reflects the market sectors in which the Fund invests (each, an “Index”).
Performance Additional Market Index [Text]	The table below compares the Fund’s performance over different time periods to that of a broad-based securities market index and a more narrowly-based index that reflects the market sectors in which the Fund invests (each, an “Index”).
Bar Chart [Heading]	Annual Total Returns for calendar years ended December 31 (Class S)
Bar Chart Closing [Text Block]	The Fund’s year‑to‑date return as of 6/30/25 (not annualized) was ‑1.90%. Best Quarter: 5.16% (4Q23) Worst Quarter: ‑7.02% (1Q22)
Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2024
Performance Table Market Index Changed	Effective June 30, 2024, and pursuant to regulatory requirements, the Bloomberg Municipal Bond Index replaced the Bloomberg 5‑Year Municipal Bond Index as the Fund’s primary performance benchmark to represent a broad-based securities market index.
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.sitfunds.com
Performance Availability Phone [Text]	800‑332‑5580
Sit Minnesota Tax-Free Income Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date return
Bar Chart, Year to Date Return	(1.90%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.16%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.02%)
Lowest Quarterly Return, Date	Mar. 31, 2022